Submission	Jun. 30, 2025
Submission [Line Items]
Central Index Key	0001025996
Registrant Name	Kilroy Realty Corporation
Registration File Number	333-289051
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES